Short-Term Investments	12 Months Ended
Dec. 31, 2011
Short-Term Investments [Abstract]
SHORT-TERM INVESTMENTS
4.	SHORT-TERM INVESTMENTS

Short-term investments include trading securities and available-for-sale securities. Trading securities consist of investments in marketable equity securities with the intention of selling them in the short term. Available-for-sale securities consist principally of equity securities and balanced funds without a contractual expiration date issued by major financial institutions.

Term deposits consist of deposits placed with financial institutions with remaining maturities of greater than three months but less than one year. As of December 31, 2010 and 2011, term deposits are RMB8,154 and RMB5,088.

The following table provides additional information concerning the Company’s trading securities and available-for-sale securities:

Trading securities:

	December 31, 2010 (RMB)				December 31, 2011 (RMB)
	Cost	Gross realized gains	Gross realized losses	Fair value	Cost	Gross realized gains	Gross realized losses	Fair value
Trading securities	523	—	—	523	1,880	—	(1,172)	708

Total	523	—	—	523	1,880	—	(1,172)	708

Available-for-sale securities:

	December 31, 2010 (RMB)					December 31, 2011 (RMB)
	Cost	Gross unrealized gains	Gross unrealized losses	Other-than- temporary impairment	Fair value	Cost	Gross unrealized gains	Gross unrealized losses	Other-than- temporary impairment	Fair value
Equity securities	182,383	6,372	(134)	—	188,621	221,953	13,329	(9,795)	—	225,487
Mutual funds	44,069	—	(1,351)	—	42,718	27,178	—	(7,575)	—	19,603

Total	226,452	6,372	(1,485)	—	231,339	249,131	13,329	(17,370)	—	245,090

Information pertaining to securities with gross unrealized losses at December 31, 2011 and 2010 aggregated by investment category and length of time that individual securities have been in a continuous loss position, follows:

	(11,140)	(11,140)	(11,140)	(11,140)
	Less than twelve months		Twelve months or more
December 31, 2011	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Equity securities	49,009	(8,146)	1,324	(1,649)
Mutual funds	9,486	(2,994)	10,117	(4,581)

Total	58,495	(11,140)	11,441	(6,230)

	(11,140)	(11,140)	(11,140)	(11,140)
	Less than twelve months		Twelve months or more
December 31, 2010	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Equity securities	23,920	(134)	—	—
Mutual funds	14,313	(747)	28,405	(604)

Total	38,233	(881)	28,405	(604)

The Company’s assessment that it has the ability to continue to hold impaired investment securities along with its evaluation of their future performance provide the basis for it to conclude that its impaired securities are not other-than-temporarily impaired. In assessing whether it is more likely than not that the Company will be required to sell any impaired security before its anticipated recovery, which may be at their maturity, it considers the significance of each investment, the amount of impairment, as well as the Company’s liquidity position and the impact on the Company’s capital position. As a result of its analyses, the Company determined at December 31, 2011 and 2010, that the unrealized losses on its securities portfolio on which impairments had not been recognized are temporary.

Proceeds, gross realized gains and gross realized losses on securities classified as available-for-sale for the years ended December 31, 2009, 2010 and 2011 are as follows:

	Years Ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Proceeds	177,179	173,693	302,171
Gross realized gains	27,823	1,866	302
Gross realized losses	(13,362)	(3,522)	(263)

The summary of trading and available-for-sale securities measured and recorded at fair value on a recurring basis as of December 31, 2011 is as follows:

		Fair Value Measurements at Reporting Date Using
Description	December 31, 2011 (RMB)	Quoted Prices in Active Markets for Identical Assets (Level 1) (RMB)	Significant Other Observable Inputs (Level 2) (RMB)	Significant Unobservable Inputs (Level 3) (RMB)
Available-for-sale securities	245,090	245,090	—	—
Trading securities	708	708	—	—

Total	245,798	245,798	—	—